Discontinued operations, assets held for sale and liabilities associated with assets held for sale - Held for sale (Details) € in Thousands	Dec. 31, 2025 EUR (€) item	Sep. 24, 2025	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Discontinued operations, assets held for sale and liabilities associated with assets held for sale
Intangible assets	€ 156,982		€ 213,501	€ 210,439
Property, plant and equipment	18,430		39,440	43,731
Right-of-use assets	95,510		131,597	128,853
Deferred income tax assets	7,634		11,598
Other non-current assets	14,967		14,869
Inventories	57,174		89,712
Trade receivables	15,382		28,099
Other current assets	22,668		29,112
Cash and bank balances	28,283		18,043
Assets classified as held for sale	29,838
Non-current lease liabilities	93,375		117,966
Non-current provisions	13,071		3,560	3,174
Employee benefits	11,642		17,240
Deferred income tax liabilities	34,757		51,390
Other non-current liabilities	30,216		16,005
Trade payables	45,799		80,424
Current lease liabilities	28,798		36,106
Current provisions	2,984		1,524	6,270
Other current liabilities	134,017		139,020
Liabilities associated with assets held for sale	22,517
Transfer in held for sale
Discontinued operations, assets held for sale and liabilities associated with assets held for sale
Intangible assets	245,787		257,774	254,714
Property, plant and equipment	173,713		236,437	252,509
Trade receivables	24,398		34,550
Impairment
Discontinued operations, assets held for sale and liabilities associated with assets held for sale
Intangible assets	(88,805)		(44,273)	€ (44,275)
Trade receivables	(9,016)		€ (6,451)
Assets and liabilities classified as held for sale [member]
Discontinued operations, assets held for sale and liabilities associated with assets held for sale
Property, plant and equipment	6,671
Deferred income tax assets	3,310
Other non-current assets	137
Inventories	9,010
Trade receivables	6,918
Other current assets	1,365
Cash and bank balances	2,427
Assets classified as held for sale	29,838
Non-current lease liabilities	2,783
Non-current provisions	66
Employee benefits	1,729
Deferred income tax liabilities	603
Other non-current liabilities	379
Trade payables	4,897
Current lease liabilities	696
Current provisions	36
Other current liabilities	11,328
Liabilities associated with assets held for sale	€ 22,517
Strategic Partnership for the Sergio Rossi Factory
Discontinued operations, assets held for sale and liabilities associated with assets held for sale
Percentage of interest to be sold		70.00%
Number of disposal groups | item	2
Strategic Partnership for the Sergio Rossi Factory | Transfer in held for sale
Discontinued operations, assets held for sale and liabilities associated with assets held for sale
Intangible assets	€ 1,119
Property, plant and equipment	9,108
Right-of-use assets	5,787
Deferred income tax assets	3,310
Other non-current assets	137
Inventories	11,676
Trade receivables	6,918
Other current assets	1,365
Cash and bank balances	2,427
Assets classified as held for sale	41,847
Non-current lease liabilities	2,783
Non-current provisions	66
Employee benefits	1,729
Deferred income tax liabilities	603
Other non-current liabilities	379
Trade payables	4,897
Current lease liabilities	696
Current provisions	36
Other current liabilities	11,328
Liabilities associated with assets held for sale	22,517
Strategic Partnership for the Sergio Rossi Factory | Impairment
Discontinued operations, assets held for sale and liabilities associated with assets held for sale
Intangible assets	(1,119)
Property, plant and equipment	(2,437)
Right-of-use assets	(5,787)
Inventories	(2,666)
Assets classified as held for sale	€ (12,009)